Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
10 Inventories
Inventories are comprised of the following:

	As of December 31,
In thousands of USD	2021	2022
Merchandise available for sale	12,379	13,920
Less: Provision for slow moving and obsolete inventories	(1,431)	(2,483)
Total Inventories	10,948	11,437
The total cost of revenue, which consists primarily of the purchase price of consumer products, recognized as an expense in the consolidated profit or loss was USD 91,469 thousand (2021: USD 67,804 thousand and 2020: USD 51,521 thousand).
Provision for slow moving and obsolete inventories
The movement in the provision for inventories is as follows:

In thousands of USD	Inventories Provision
Balance as of January 1, 2021	1,523
Additions	765
Reversal	(349)
Use of provision	(436)
Effect of translation	(72)
Balance as of December 31, 2021	1,431
Additions	2,221
Reversal	(274)
Use of provision	(612)
Effect of translation	(283)
Balance as of December 31, 2022	2,483
The provisions are reversed whenever correspondent items are either sold or returned to the vendors.
The increase in the provisions relates to a slower movement of stock and to the closure of some dark stores.